Debt securities - Disclosure of detailed information about debt instruments explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Financial assets held for trading	€ 176,921	€ 156,118	€ 116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	5,713	5,536
Financial assets at fair value through other comprehensive income	83,308	85,239	108,038
Financial assets at amortised cost	1,191,403	1,147,044	1,037,898
Total financial assets	243,203	193,716	163,853
Debt securities
Debt Instruments
Financial assets held for trading	62,124	41,403	26,750
Non-trading financial assets mandatorily at fair value through profit or loss	860	1,134	957
Financial assets designated at fair value through profit or loss	3,095	2,542	2,516
Financial assets at fair value through other comprehensive income	73,565	75,083	97,922
Financial assets at amortised cost	103,559	73,554	35,708
Total financial assets	243,203	193,716	163,853
Gross carrying amount | Debt securities
Debt Instruments
Total financial assets	243,489	193,942	164,068
Gross carrying amount | Debt securities | Financial instruments credit-impaired
Debt Instruments
Total financial assets	461	404	280
Gross carrying amount | Debt securities | Euro
Debt Instruments
Total financial assets	90,857	63,903	45,197
Gross carrying amount | Debt securities | Pound sterling
Debt Instruments
Total financial assets	9,284	6,732	6,304
Gross carrying amount | Debt securities | US dollar
Debt Instruments
Total financial assets	38,161	37,749	34,229
Gross carrying amount | Debt securities | Brazilian real
Debt Instruments
Total financial assets	46,190	35,841	35,907
Gross carrying amount | Debt securities | Other currencies
Debt Instruments
Total financial assets	58,997	49,717	42,431
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	40,321	26,876	20,638
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	145,732	121,018	102,976
Gross carrying amount | Issued by financial institutions
Debt Instruments
Total financial assets	14,681	10,176	12,324
Gross carrying amount | Other fixed-income securities
Debt Instruments
Total financial assets	42,294	35,468	27,850
Accumulated impairment
Debt Instruments
Total financial assets	(286)	(226)	(215)
Accumulated impairment | Debt securities
Debt Instruments
Total financial assets	€ (286)	€ (226)	€ (215)	€ (284)